Other Financial Information - Cash Flow Statement (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 49,103	$ 40,137
Cash flows from investing activities
Acquisition of investments in affiliates	(7,626)	0
Loans to affiliate companies	(4,461)	(4,275)
Acquisition of vessels	0	(60,115)
Proceeds from sale of asset	5,280	0
Deposits for vessel acquisitions	(25,972)	(44,628)
Lease investments	100	0
Purchase of property, equipment and other fixed assets	(3,199)	(3,301)
Net cash used in investing activities	(35,878)	(112,319)
Cash flows from financing activities
Proceeds from transfer of rights to affiliate company	4,050	0
Tender offer - Redmption of preferred stock - costs	(482)	0
Repayment of long-term debt and payment of principal	(37,921)	(18,115)
Dividends paid	0	(3,681)
Decrease in restricted cash	(1,976)	11,000
Acquisition of treasury stock	0	(819)
Net cash (used in)/provided by financing activities	(19,009)	49,299
Decrease in cash and cash equivalents	(5,784)	(22,883)
Cash and cash equivalents, beginning of period	135,992	163,412	$ 163,412
Cash and cash equivalents, end of period	130,208	140,529	135,992
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(21,533)	(28,889)
Cash flows from investing activities
Acquisition of investments in affiliates	(5,000)
Net cash used in investing activities	(5,000)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	18,073	13,426
Tender offer - Redmption of preferred stock - costs	(482)
Dividends paid		(3,681)
Acquisition of treasury stock		(819)
Net cash (used in)/provided by financing activities	17,591	8,926
Decrease in cash and cash equivalents	(8,942)	(19,963)
Cash and cash equivalents, beginning of period	15,875	34,152	34,152
Cash and cash equivalents, end of period	6,933	14,189	15,875
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	43,962	52,146
Cash flows from investing activities
Acquisition of investments in affiliates		(60,115)
Loans to affiliate companies	(4,461)	(4,275)
Decrease in long-term receivable from affiliate companies		0
Proceeds from sale of asset	5,280
Purchase of property, equipment and other fixed assets	(100)	(97)
Net cash used in investing activities	719	(64,487)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(20,699)	(13,426)
Proceeds from transfer of rights to affiliate company	4,050
Repayment of long-term debt and payment of principal	(35,709)	(18,081)
Proceeds from long-term loans, net of deferred finance fees	15,093	39,128
Decrease in restricted cash	(1,976)	11,000
Net cash (used in)/provided by financing activities	(39,241)	18,621
Decrease in cash and cash equivalents	5,440	6,280
Cash and cash equivalents, beginning of period	54,935	47,753	47,753
Cash and cash equivalents, end of period	60,375	54,033	54,935
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	26,674	16,880
Cash flows from investing activities
Acquisition of investments in affiliates	(2,626)
Deposits for vessel acquisitions	(25,972)	(44,628)
Lease investments	100
Purchase of property, equipment and other fixed assets	(3,099)	(3,204)
Net cash used in investing activities	(31,597)	(47,832)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	2,626
Repayment of long-term debt and payment of principal	(2,212)	(34)
Proceeds from long-term loans, net of deferred finance fees	14,601	23,880
Payments of obligations under capital leases	(12,374)	(2,094)
Net cash (used in)/provided by financing activities	2,641	21,752
Decrease in cash and cash equivalents	(2,282)	(9,200)
Cash and cash equivalents, beginning of period	65,182	81,507	81,507
Cash and cash equivalents, end of period	62,900	72,307	65,182
Total
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	49,103	40,137
Cash flows from investing activities
Acquisition of investments in affiliates	(7,626)	(60,115)
Loans to affiliate companies	(4,461)	(4,275)
Decrease in long-term receivable from affiliate companies		0
Dividends from affiliate companies	0
Acquisition of vessels	0
Proceeds from sale of asset	5,280
Deposits for vessel acquisitions	(25,972)	(44,628)
Lease investments	100
Purchase of property, equipment and other fixed assets	(3,199)	(3,301)
Net cash used in investing activities	(35,878)	(112,319)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	0	0
Proceeds from transfer of rights to affiliate company	4,050
Tender offer - Redmption of preferred stock - costs	(482)
Repayment of long-term debt and payment of principal	(37,921)	(18,115)
Proceeds from long-term loans, net of deferred finance fees	29,694	63,008
Dividends paid		(3,681)
Decrease in restricted cash	(1,976)	11,000
Acquisition of treasury stock		(819)
Payments of obligations under capital leases	(12,374)	(2,094)
Net cash (used in)/provided by financing activities	(19,009)	49,299
Decrease in cash and cash equivalents	(5,784)	(22,883)
Cash and cash equivalents, beginning of period	135,992	163,412	163,412
Cash and cash equivalents, end of period	$ 130,208	$ 140,529	$ 135,992